Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Common Class A [Member]	Common Class B [Member]	Total	Seamless Group Inc [Member]		Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]
Balance at Dec. 31, 2021		$ 583				$ (4,442,807)				$ (4,442,224)
Balance, shares at Dec. 31, 2021		5,833,083	58,030,000
Beginning balance, value at Dec. 31, 2021			$ 58,030		$ 29,172,373		$ (60,090,694)				$ (8,093,751)		$ 52,457		$ (30,807,834)	$ 22,714,083
Accretion of Class A ordinary shares to redemption value				(2,999,982)		(2,934,116)				(5,934,098)
Contribution for extension				2,999,982						2,999,982
Net loss						(1,111,964)	(16,678,135)	$ 860,883	$ 251,081	(1,111,964)	(15,725,713)	[1]			(16,678,135)	952,422
Acquisition of a subsidiary											993,695		(304)	20,505	20,201	973,494
Dividend to non-controlling interests											(1,912,012)					(1,912,012)
Foreign currency translation adjustments											2,402		(11,360)		(11,360)	13,762
Balance at Dec. 31, 2022		$ 583				(8,488,887)				(8,488,304)	(47,477,128)	[2]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000
Ending balance, value at Dec. 31, 2022			$ 58,030		29,172,373		(76,768,829)				(24,735,379)	[2]	40,793	20,505	(47,477,128)	22,741,749
Accretion of Class A ordinary shares to redemption value				(2,540,000)		(5,175,207)				(7,715,207)
Contribution for extension				2,540,000						2,540,000
Net loss						3,147,500	(15,306,550)	$ (2,003,234)	$ (1,165,646)	3,147,500	(14,417,786)				(15,306,550)	888,764
Foreign currency translation adjustments											10,608		27,758		27,758	(17,150)
Remeasurement for the year											(690)			(690)	(690)
Balance at Dec. 31, 2023		$ 583				$ (10,516,594)				$ (10,516,011)	(62,756,610)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000
Ending balance, value at Dec. 31, 2023			$ 58,030		$ 29,172,373		$ (92,075,379)				$ (39,143,247)		$ 68,551	$ 19,815	$ (62,756,610)	$ 23,613,363

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.